Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table presents a reconciliation of basic and diluted earnings per share:

	For the years ended December, 31
	2017	2016	2015
Numerator:
Net income	$24,048,184	$13,888,767	$5,612,025
Denominator:
Weighted average number of common stock outstanding-basic and diluted	20,880,706	20,000,000	20,000,000
Earnings per share – Basic and diluted:	1.152	0.694	0.281